NSL
Nuveen Senior Income Fund
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 155.7% (95.9% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 137.0% (84.4% of Total Investments) (2)
	Aerospace & Defense – 1.5% (0.9% of Total Investments)
$524	MacDonald, Dettwiler and Associates, Ltd., Term Loan B	2.900%	1-Month LIBOR	2.750%	10/05/24	B	$505,465
315	Standard Aero, Term Loan B1	3.720%	3-Month LIBOR	3.500%	4/08/26	B-	283,081
169	Standard Aero, Term Loan B2	3.720%	3-Month LIBOR	3.500%	4/08/26	B-	152,194
971	Transdigm, Inc., Term Loan E	2.398%	1-Month LIBOR	2.250%	5/30/25	Ba3	916,335
802	Transdigm, Inc., Term Loan F	2.398%	1-Month LIBOR	2.250%	12/09/25	Ba3	756,286
692	Transdigm, Inc., Term Loan G	2.398%	1-Month LIBOR	2.250%	8/22/24	Ba3	652,954
3,473	Total Aerospace & Defense						3,266,315
	Air Freight & Logistics – 0.5% (0.3% of Total Investments)
86	PAE Holding Corp, Delayed Draw, (WI/DD)	TBD	TBD	TBD	TBD	B	84,944
1,083	XPO Logistics, Inc., Term Loan B	2.148%	1-Month LIBOR	2.000%	2/24/25	BBB-	1,064,299
1,169	Total Air Freight & Logistics						1,149,243
	Airlines – 1.6% (1.0% of Total Investments)
242	American Airlines, Inc., Term Loan B	2.145%	1-Month LIBOR	2.000%	4/28/23	Ba3	202,613
767	American Airlines, Inc., Term Loan B	1.906%	1-Month LIBOR	1.750%	1/29/27	Ba3	577,646
472	American Airlines, Inc., Term Loan B	2.148%	1-Month LIBOR	2.000%	12/14/23	Ba3	394,514
1,075	Delta Air Lines SkyMiles, Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	1,072,984
285	Delta Air Lines, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/29/23	Baa2	284,528
971	WestJet Airlines, Term Loan	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	859,495
3,812	Total Airlines						3,391,780
	Auto Components – 2.3% (1.4% of Total Investments)
149	Adient Global Holdings, Initial Term Loan	4.421%	3-Month LIBOR	4.250%	5/06/24	Ba3	147,453
832	DexKo Global, Inc., Term Loan B	4.500%	1-Month LIBOR	3.500%	7/24/24	B1	814,515
1,458	Johnson Controls Inc., Term Loan B	3.648%	1-Month LIBOR	3.500%	4/30/26	B1	1,420,301
750	Les Schwab Tire Centers, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	744,375
898	Superior Industries International, Inc., Term Loan B	4.148%	1-Month LIBOR	3.500%	5/23/24	B1	855,486
920	Trico Group, LLC, Initial Term Loan, First Lien	8.500%	2-Month LIBOR	7.500%	2/02/24	B	913,022
5,007	Total Auto Components						4,895,152
	Automobiles – 0.6% (0.4% of Total Investments)
522	Caliber Collision, Term Loan B	3.148%	1-Month LIBOR	3.000%	2/05/26	B1	503,885

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Automobiles (continued)
$727	Navistar, Inc., Term Loan B	3.650%	1-Month LIBOR	3.500%	11/06/24	Ba2	$721,557
1,249	Total Automobiles						1,225,442
	Banks – 0.1% (0.0% of Total Investments)
114	iQor US, Inc., DIP Term Loan, (5)	11.000%	3-Month LIBOR	10.000%	4/01/22	N/R	107,045
	Beverages – 0.7% (0.4% of Total Investments)
1,467	Jacobs Douwe Egberts, Term Loan B	2.188%	1-Month LIBOR	2.000%	11/01/25	BB+	1,464,717
	Biotechnology – 0.9% (0.6% of Total Investments)
2,020	Grifols, Inc., Term Loan B, First Lien	2.094%	1-Week LIBOR	2.000%	11/15/27	Ba2	1,973,415
	Building Products – 1.2% (0.7% of Total Investments)
478	Ply Gem Industries, Inc., Term Loan B	3.895%	1-Month LIBOR	3.750%	4/12/25	B+	470,580
2,108	Quikrete Holdings, Inc., Term Loan B	2.645%	1-Month LIBOR	2.500%	1/31/27	BB-	2,071,121
2,586	Total Building Products						2,541,701
	Capital Markets – 1.4% (0.9% of Total Investments)
214	RPI Finance Trust, Term Loan B1	1.898%	1-Month LIBOR	1.750%	2/11/27	BBB-	212,996
2,088	Sequa Mezzanine Holdings LLC, Extended Term Loan, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B-	1,981,216
1,054	Sequa Mezzanine Holdings LLC, Second Lien Term Loan	5.875%	3-Month LIBOR	4.000%	7/31/24	CCC-	843,556
3,356	Total Capital Markets						3,037,768
	Chemicals – 0.8% (0.5% of Total Investments)
664	Ineos US Finance LLC, Term Loan	2.148%	1-Month LIBOR	2.000%	3/31/24	BBB-	647,224
500	Lummus Technology, Term Loan	4.148%	1-Month LIBOR	4.000%	6/30/27	B+	492,772
479	PQ Corporation, Incremental Term Loan B	4.000%	3-Month LIBOR	3.000%	2/07/27	BB-	475,867
1,643	Total Chemicals						1,615,863
	Commercial Services & Supplies – 4.6% (2.9% of Total Investments)
500	Amentum Government Services Holdings LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	490,625
527	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.250%	3-Month LIBOR	4.250%	6/21/24	B-	493,169
108	Education Management LLC, Term Loan A, (5), (6)	0.000%	N/A	N/A	7/02/20	N/R	1,078
4,003	Formula One Group, Term Loan B	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	3,859,693
433	Garda World Security Corp, Term Loan B, First Lien	4.900%	1-Month LIBOR	4.750%	10/30/26	BB+	432,256
1,524	GFL Environmental, Term Loan	4.000%	3-Month LIBOR	3.000%	5/31/25	BB-	1,513,452
323	Harland Clarke Holdings Corporation, Term Loan B7	5.750%	3-Month LIBOR	4.750%	11/03/23	CCC+	254,998
973	iQor US, Inc., Term Loan, First Lien, (5)	0.000%	N/A	N/A	4/01/21	D	633,218

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$250	iQor US, Inc., Term Loan, Second Lien, (5)	0.000%	N/A	N/A	4/01/22	D	$10,000
277	KAR Auction Services, Inc., Term Loan B6	2.438%	1-Month LIBOR	2.250%	9/19/26	Ba3	266,962
423	PAE Holding Corp, New Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	419,055
132	Pitney Bowes Inc., Term Loan B	5.645%	1-Month LIBOR	5.500%	1/07/25	BBB-	130,175
685	Robertshaw US Holding Corp., Initial Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	2/28/25	B3	631,863
139	Sabert Corporation, Initial Term Loan	5.500%	1-Month LIBOR	4.500%	12/10/26	B	136,866
250	Travelport LLC, Priority Debt Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	236,786
416	West Corporation, Incremental Term Loan B1	4.500%	1-Month LIBOR	3.500%	10/10/24	BB+	387,451
10,963	Total Commercial Services & Supplies						9,897,647
	Communications Equipment – 2.4% (1.5% of Total Investments)
149	Avaya, Inc., Term Loan B	4.398%	1-Month LIBOR	4.250%	12/15/24	BB-	146,952
1,660	CommScope, Inc., Term Loan B	3.398%	1-Month LIBOR	3.250%	4/04/26	Ba3	1,607,373
884	Mitel US Holdings, Inc., Term Loan, First Lien	4.648%	1-Month LIBOR	4.500%	11/30/25	B-	729,201
1,063	Plantronics, Term Loan B, (DD1)	2.647%	1-Month LIBOR	2.500%	7/02/25	Ba2	1,019,730
746	Riverbed Technology, Inc., Term Loan B, First Lien	4.250%	2-Month LIBOR	3.250%	4/24/22	B2	671,873
890	Univision Communications, Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	863,429
5,392	Total Communications Equipment						5,038,558
	Construction & Engineering – 0.7% (0.4% of Total Investments)
240	Pike Corp, Term Loan B	3.285%	1-Month LIBOR	3.000%	7/24/26	BB-	237,162
1,253	Traverse Midstream Partners, Term Loan B	6.500%	1-Month LIBOR	5.500%	9/27/24	B	1,161,822
1,493	Total Construction & Engineering						1,398,984
	Consumer Finance – 0.7% (0.4% of Total Investments)
1,457	Verscend Technologies, Tern Loan B	4.648%	1-Month LIBOR	4.500%	8/27/25	B+	1,433,072
	Containers & Packaging – 1.1% (0.7% of Total Investments)
339	Berry Global, Inc., Term Loan W	2.147%	1-Month LIBOR	2.000%	10/01/22	BBB-	335,679
987	Berry Global, Inc., Term Loan Y	2.147%	1-Month LIBOR	2.000%	7/01/26	BBB-	957,515
359	Reynolds Group Holdings, Inc., Term Loan, First Lien	1.898%	1-Month LIBOR	1.750%	2/04/27	BB+	352,777
700	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.398%	1-Month LIBOR	3.250%	2/16/26	B+	684,687
2,385	Total Containers & Packaging						2,330,658
	Distributors – 0.4% (0.3% of Total Investments)
210	Insurance Auto Actions Inc., Term Loan	2.438%	1-Month LIBOR	2.250%	6/28/26	BB+	204,067

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Distributors (continued)
$762	SRS Distribution, Inc., Term Loan B	3.148%	1-Month LIBOR	3.000%	5/24/25	B	$741,048
972	Total Distributors						945,115
	Diversified Consumer Services – 1.7% (1.0% of Total Investments)
1,901	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	3-Month LIBOR	4.250%	6/07/23	B-	1,707,315
73	Education Management LLC, Elevated Term Loan A1, (5), (6)	0.000%	N/A	N/A	7/02/20	N/R	918
2	Education Management LLC, Elevated Term Loan A2, (5)	9.599%	3-Month LIBOR	7.500%	7/02/20	N/R	—
1,865	Refinitiv, Term Loan B	3.398%	1-Month LIBOR	3.250%	10/01/25	BB+	1,839,927
3,841	Total Diversified Consumer Services						3,548,160
	Diversified Financial Services – 1.6% (1.0% of Total Investments)
642	Blackstone CQP, Term Loan	3.725%	3-Month LIBOR	3.500%	9/30/24	B+	629,198
1,252	Ditech Holding Corporation., Term Loan B, First Lien, (5)	0.000%	N/A	N/A	6/30/22	N/R	377,188
1,306	Inmarsat Finance, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	12/12/26	B+	1,281,451
335	Lions Gate Entertainment Corp., Term Loan B	2.398%	1-Month LIBOR	2.250%	3/24/25	Ba2	324,377
340	Orion Advisor Solutions, Term Loan, First Lien	5.000%	3-Month LIBOR	4.000%	9/24/27	BB-	335,857
554	Sotheby's, Term Loan B	6.500%	1-Month LIBOR	5.500%	1/15/27	B+	551,371
4,429	Total Diversified Financial Services						3,499,442
	Diversified Telecommunication Services – 5.7% (3.5% of Total Investments)
284	Altice France S.A., Term Loan B12	3.836%	1-Month LIBOR	3.687%	1/31/26	B	275,318
4,030	CenturyLink, Inc, Term Loan B	2.398%	1-Month LIBOR	2.250%	3/15/27	BB+	3,887,833
4,448	Frontier Communications Corporation, Term Loan B, (5)	6.000%	Prime	2.750%	6/15/24	N/R	4,384,873
236	Intelsat Jackson Holdings, S.A., Term Loan B4, (5)	8.750%	Prime	5.500%	1/02/24	N/R	238,479
378	Intelsat Jackson Holdings, S.A., Term Loan B5, (5)	8.625%	N/A	N/A	1/02/24	N/R	381,723
2,949	Numericable Group S.A., Term Loan B13	4.237%	3-Month LIBOR	4.000%	8/14/26	B	2,874,509
219	Zayo Group LLC, Initial Dollar Term Loan	3.148%	1-Month LIBOR	3.000%	3/09/27	B1	211,384
12,544	Total Diversified Telecommunication Services						12,254,119
	Electric Utilities – 0.7% (0.5% of Total Investments)
473	ExGen Renewables, Term Loan	4.000%	3-Month LIBOR	3.000%	11/28/24	BB-	471,616
499	Pacific Gas & Electric, Term Loan, First Lien	5.500%	3-Month LIBOR	4.500%	6/23/25	BB	494,635
607	Vistra Operations Co., Term Loan B3	1.895%	1-Month LIBOR	1.750%	12/31/25	Baa3	594,722
1,579	Total Electric Utilities						1,560,973

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Electrical Equipment – 1.2% (0.7% of Total Investments)
$1,937	Avolon LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/10/27	Baa2	$1,856,261
746	Vertiv Co.,Term Loan B	3.148%	1-Month LIBOR	3.000%	3/02/27	B+	735,429
2,683	Total Electrical Equipment						2,591,690
	Electronic Equipment, Instruments & Components – 0.4% (0.2% of Total Investments)
866	TTM Technologies, Inc., Term Loan B	2.649%	1-Month LIBOR	2.500%	9/28/24	BB+	852,886
	Energy Equipment & Services – 0.1% (0.1% of Total Investments)
371	Petroleum GEO-Services ASA/PGS Finance, Inc., Term Loan B	7.230%	3-Month LIBOR	7.000%	6/13/24	Caa1	272,977
	Entertainment – 0.5% (0.3% of Total Investments)
335	AMC Entertainment, Inc., Term Loan B	3.220%	3-Month LIBOR	3.000%	4/22/26	CCC	190,332
299	Cineworld Group PLC, Second Amendment Dollar, Term Loan	3.019%	6-Month LIBOR	2.750%	9/20/26	CCC	167,219
701	Springer SBM Two GmbH, Term Loan B16	4.500%	1-Month LIBOR	3.500%	8/14/24	B2	697,636
1,335	Total Entertainment						1,055,187
	Equity Real Estate Investment Trust – 1.1% (0.7% of Total Investments)
109	Gardner Denver, Inc., New Term Loan B	2.898%	1-Month LIBOR	2.750%	1/31/27	BB+	107,640
1,406	Realogy Group LLC, Term Loan A	2.398%	1-Month LIBOR	2.250%	2/08/23	BB-	1,365,885
969	Realogy Group LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	2/08/25	BB-	931,544
2,484	Total Equity Real Estate Investment Trust						2,405,069
	Food & Staples Retailing – 2.5% (1.5% of Total Investments)
722	BellRing Brands, Term Loan, First Lien	6.000%	1-Month LIBOR	5.000%	10/21/24	B+	725,755
384	BJ's Wholesale Club, Inc., Term Loan, First Lien	2.145%	1-Month LIBOR	2.000%	2/03/24	BB	378,724
514	Hearthside Group Holdings LLC, Term Loan B	3.835%	1-Month LIBOR	3.688%	5/31/25	B2	496,328
30	Hearthside Group Holdings, LLC, Incremental Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	29,773
3,742	US Foods, Inc., New Term Loan	1.898%	1-Month LIBOR	1.750%	6/27/23	BB-	3,590,862
5,392	Total Food & Staples Retailing						5,221,442
	Food Products – 0.3% (0.2% of Total Investments)
557	American Seafoods Group LLC, Term Loan B	3.750%	3-Month LIBOR	2.750%	8/21/23	BB-	554,361
175	Froneri Lux FinCo SARL, Term Loan, First Lien	2.395%	1-Month LIBOR	2.250%	1/31/27	B1	168,643
732	Total Food Products						723,004
	Health Care Equipment & Supplies – 1.1% (0.7% of Total Investments)
545	Greatbatch Ltd., New Term Loan B	3.500%	1-Month LIBOR	2.500%	10/27/22	B+	540,780
680	LifeScan, Term Loan B, (DD1)	6.234%	3-Month LIBOR	6.000%	10/01/24	B	640,138
787	MedPlast, Term Loan, First Lien	3.898%	1-Month LIBOR	3.750%	7/02/25	B3	726,177

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Equipment & Supplies (continued)
$712	Vyaire Medical, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/30/25	B3	$533,474
2,724	Total Health Care Equipment & Supplies						2,440,569
	Health Care Providers & Services – 9.4% (5.8% of Total Investments)
1,750	Air Medical, Term Loan B	5.750%	3-Month LIBOR	4.750%	10/02/25	B	1,700,782
355	Air Methods, Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	4/21/24	B	305,676
377	Albany Molecular Research, Inc., Initial Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	8/30/24	B2	372,403
861	Ardent Health, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	6/28/25	B1	858,378
1,079	Brightspring Health, Term Loan B	3.397%	1-Month LIBOR	3.250%	3/05/26	N/R	1,046,490
739	Catalent Pharma Solutions, Inc., Dollar Term Loan B2	3.250%	1-Month LIBOR	2.250%	5/17/26	BBB-	737,058
583	Civitas Solutions, Term Loan B	4.400%	1-Month LIBOR	4.250%	3/08/26	B	574,934
27	Civitas Solutions, Term Loan C	4.400%	1-Month LIBOR	4.250%	3/08/26	B	26,244
339	DaVita, Inc., Term Loan B	1.898%	1-Month LIBOR	1.750%	8/12/26	BBB-	332,403
1,709	Envision Healthcare Corporation, Initial Term Loan	3.898%	1-Month LIBOR	3.750%	10/10/25	Caa1	1,228,167
96	HCA, Inc., Term Loan B13	1.898%	1-Month LIBOR	1.750%	3/18/26	BBB-	95,445
464	Heartland Dental Care, Inc., Term Loan, First Lien	3.648%	1-Month LIBOR	3.500%	4/30/25	B3	426,923
481	InnovaCare, Initial Term Loan	6.750%	3-Month LIBOR	5.750%	11/06/26	B+	482,155
843	Jordan Health, Initial Term Loan, First Lien	5.270%	3-Month LIBOR	5.000%	5/15/25	Caa1	723,839
1,731	Kindred at Home Hospice, Term Loan B, First Lien	3.438%	1-Month LIBOR	3.250%	7/02/25	B1	1,698,965
2,372	Lifepoint Health, Inc., New Term Loan B	3.898%	1-Month LIBOR	3.750%	11/16/25	B1	2,306,589
2,111	Pharmaceutical Product Development, Inc., Term Loan B	3.500%	1-Month LIBOR	2.500%	8/18/22	Ba2	2,098,649
103	Quorum Health Corp, Term Loan, (5)	9.250%	3-Month LIBOR	8.250%	4/29/22	N/R	96,019
1,986	Select Medical Corporation, Term Loan B	2.780%	3-Month LIBOR	2.500%	3/06/25	Ba2	1,943,037
1,973	Surgery Center Holdings Inc., Initial Term Loan	4.250%	1-Month LIBOR	3.250%	9/03/24	B2	1,876,209
1,425	Team Health, Inc., Initial Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B	1,168,228
21,404	Total Health Care Providers & Services						20,098,593
	Health Care Technology – 2.9% (1.8% of Total Investments)
2,866	Emdeon, Inc., Term Loan	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	2,802,865
1,545	Onex Carestream Finance LP, New Extended Term Loan, First Lien	7.750%	3-Month LIBOR	6.750%	5/05/23	N/R	1,494,802
971	Onex Carestream Finance LP, New Extended Term Loan, Second Lien, (cash 6.750%, PIK 8.000%)	6.750%	3-Month LIBOR	4.500%	8/05/23	CCC+	732,859
1,141	Zelis, Term Loan B	4.898%	1-Month LIBOR	4.750%	9/30/26	B	1,136,079
6,523	Total Health Care Technology						6,166,605

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure – 14.8% (9.1% of Total Investments)
$593	24 Hour Fitness Worldwide, Inc., DIP Term Loan, (5)	11.000%	3-Month LIBOR	10.000%	6/15/21	N/R	$464,143
716	24 Hour Fitness Worldwide, Inc., Term Loan B, (5)	0.000%	N/A	N/A	5/31/25	D	16,478
2,257	Alterra Mountain Company, Term Loan B, First Lien	2.898%	1-Month LIBOR	2.750%	7/31/24	B1	2,178,188
554	Aramark Corporation, Term Loan	1.898%	1-Month LIBOR	1.750%	3/11/25	BB+	532,087
336	Boyd Gaming Corporation, Refinancing Term Loan B	2.344%	1-Week LIBOR	2.250%	9/15/23	BB-	327,340
6,855	Burger King Corporation, Term Loan B4	1.898%	1-Month LIBOR	1.750%	11/19/26	BB+	6,593,995
750	Caesars Resort Collection, Term Loan	4.649%	3-Month LIBOR	4.500%	7/20/25	B+	728,205
3,198	Caesars Resort Collection, Term Loan, First Lien	2.898%	1-Month LIBOR	2.750%	12/22/24	B+	3,007,240
424	Carnival Corp, Term Loan B	8.500%	1-Month LIBOR	7.500%	6/30/25	BB+	428,813
960	CCM Merger, Inc., Term Loan B	4.500%	Prime	1.250%	8/09/21	BB	955,164
2,130	CityCenter Holdings LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	4/18/24	B+	2,009,954
1,606	ClubCorp Operations, Inc., Term Loan B	2.970%	3-Month LIBOR	2.750%	9/18/24	B-	1,358,898
1,308	Equinox Holdings, Inc., Term Loan B1	4.000%	3-Month LIBOR	3.000%	3/08/24	Caa1	961,820
481	Four Seasons Holdings, Inc., Term Loan B	2.148%	1-Month LIBOR	2.000%	11/30/23	BB+	464,307
596	Golden Nugget LLC, Initial Term Loan B	3.250%	1-Month LIBOR	2.500%	10/04/23	B	528,735
1,530	Hilton Hotels, Term Loan B2	1.899%	1-Month LIBOR	1.750%	6/21/26	BBB-	1,455,396
1,225	Life Time Fitness, Inc., Term Loan B	3.750%	3-Month LIBOR	2.750%	6/10/22	B	1,135,741
439	PCI Gaming, Term Loan, First Lien	2.648%	1-Month LIBOR	2.500%	5/31/26	BBB-	425,412
2,866	Scientific Games Corp., Initial Term Loan B5	2.898%	1-Month LIBOR	2.750%	8/14/24	B+	2,673,703
1,204	Seaworld Parks and Entertainment, Inc., Term Loan B5	3.750%	1-Month LIBOR	3.000%	3/31/24	B2	1,128,827
1,791	Stars Group Holdings, Term Loan B	3.720%	3-Month LIBOR	3.500%	7/10/25	BBB-	1,792,899
1,465	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	1,408,554
980	Wyndham International, Inc., Term Loan B	1.898%	1-Month LIBOR	1.750%	5/30/25	BB+	935,287
34,264	Total Hotels, Restaurants & Leisure						31,511,186
	Household Durables – 0.6% (0.3% of Total Investments)
692	Apex Tool Group LLC, Third Amendment Term Loan	6.500%	1-Month LIBOR	5.250%	8/21/24	B3	657,767
38	Serta Simmons Holdings LLC, First Out Term Loan	8.305%	1-Month LIBOR	7.500%	6/01/27	N/R	37,969
307	Serta Simmons Holdings LLC, Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	263,520
250	Weber-Stephen Products LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	247,970
1,287	Total Household Durables						1,207,226

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Household Products – 1.3% (0.8% of Total Investments)
$2,308	KIK Custom Products Inc., Term Loan B2	5.000%	3-Month LIBOR	4.000%	5/15/23	B1	$2,291,758
389	Reynolds Group Holdings, Inc., Term Loan, First Lien	2.898%	Prime	1.750%	2/05/23	B+	382,603
2,697	Total Household Products						2,674,361
	Industrial Conglomerates – 0.3% (0.2% of Total Investments)
731	Education Adisory Board, Term Loan, First Lien	4.750%	2-Month LIBOR	3.750%	9/29/24	B2	711,141
	Insurance – 2.4% (1.5% of Total Investments)
1,131	Acrisure LLC, Term Loan B	3.648%	1-Month LIBOR	3.500%	2/15/27	B	1,092,969
1,790	Alliant Holdings I LLC, Term Loan B	2.898%	1-Month LIBOR	2.750%	5/10/25	B	1,727,952
466	Asurion LLC, Term Loan B6	3.148%	1-Month LIBOR	3.000%	11/03/23	Ba3	457,606
1,621	Hub International Holdings, Inc., Term Loan B	3.215%	3-Month LIBOR	3.000%	4/25/25	B	1,562,431
275	Ryan Specialty Group LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	9/01/27	B1	273,453
5,283	Total Insurance						5,114,411
	Interactive Media & Services – 2.1% (1.3% of Total Investments)
3,703	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien	4.000%	3-Month LIBOR	3.000%	11/03/23	B+	3,628,951
973	WeddingWire, Inc., Term Loan	4.713%	2-Month LIBOR	4.500%	12/21/25	B+	916,700
4,676	Total Interactive Media & Services						4,545,651
	Internet & Direct Marketing Retail – 1.1% (0.7% of Total Investments)
1,000	1-800 Contacts, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	990,205
1,443	Uber Technologies, Inc., Term Loan	5.000%	1-Month LIBOR	4.000%	4/04/25	B1	1,430,632
2,443	Total Internet & Direct Marketing Retail						2,420,837
	Internet Software & Services – 3.5% (2.2% of Total Investments)
960	Ancestry.com, Inc., Term Loan, First Lien	4.750%	1-Month LIBOR	3.750%	10/19/23	B	960,138
553	Blue Yonder, Term Loan B	4.000%	1-Month LIBOR	3.000%	1/30/26	B-	543,726
518	Dynatrace LLC, Term Loan, First Lien	2.398%	1-Month LIBOR	2.250%	8/23/25	BB-	510,376
1,279	Ellucian, Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	10/07/27	B	1,260,943
2,087	Epicor Software Corporation, Term Loan, First Lien	5.250%	1-Month LIBOR	4.250%	7/31/27	B2	2,081,811
2,195	Greeneden U.S. Holdings II LLC, Term Loan B	3.398%	1-Month LIBOR	3.250%	10/08/27	B-	2,163,706
7,592	Total Internet Software & Services						7,520,700
	IT Services – 4.0% (2.4% of Total Investments)
582	DTI Holdings, Inc., Replacement Term Loan B1	5.750%	2-Month LIBOR	4.750%	9/30/23	CCC+	516,546
590	GTT Communications, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B3	507,834
647	KBR, Inc., New Term Loan B	2.898%	1-Month LIBOR	2.750%	2/07/27	Ba1	640,283

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	IT Services (continued)
$325	Neustar, Inc., Term Loan B4, First Lien	4.500%	1-Month LIBOR	3.500%	8/08/24	B+	$306,787
1,078	Sabre, Inc., Term Loan B	2.750%	1-Month LIBOR	2.000%	2/22/24	Ba3	1,020,419
421	Science Applications International Corporation, Term Loan B	2.023%	1-Month LIBOR	1.875%	10/31/25	BB+	412,836
2,000	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	10.000%	3-Month LIBOR	9.000%	3/11/24	CCC-	1,103,440
1,864	Syniverse Holdings, Inc., Term Loan C	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	1,462,932
1,957	West Corporation, Term Loan B	5.000%	1-Month LIBOR	4.000%	10/10/24	BB-	1,828,001
718	WEX, Inc., Term Loan B3	2.398%	1-Month LIBOR	2.250%	5/17/26	Ba2	695,085
10,182	Total IT Services						8,494,163
	Life Sciences Tools & Services – 1.2% (0.8% of Total Investments)
185	Inventiv Health, Inc., Term Loan B	1.898%	1-Month LIBOR	1.750%	8/01/24	BB	182,122
2,569	Parexel International Corp., Term Loan B	2.898%	1-Month LIBOR	2.750%	9/27/24	B2	2,469,450
2,754	Total Life Sciences Tools & Services						2,651,572
	Machinery – 1.6% (1.0% of Total Investments)
750	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	744,844
844	Gardner Denver, Inc., Extended Term Loan B	1.898%	1-Month LIBOR	1.750%	2/28/27	Ba2	818,306
819	Gates Global LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	4/01/24	B1	804,683
33	NN, Inc., Extended 2017 Incremental Term Loan	5.898%	1-Month LIBOR	5.750%	10/19/22	B+	32,282
71	NN, Inc., Term Loan	6.500%	1-Month LIBOR	5.750%	10/19/22	B+	70,840
1,000	Thyssenkrupp Elevator, Term Loan B	4.570%	6-Month LIBOR	4.250%	7/31/27	B1	986,880
3,517	Total Machinery						3,457,835
	Marine – 0.2% (0.1% of Total Investments)
1,021	Harvey Gulf International Marine, Inc., Exit Term Loan	7.005%	3-Month LIBOR	6.000%	7/02/23	B-	497,541
	Media – 17.0% (10.5% of Total Investments)
269	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 1.232%, PIK 1.750%)	2.982%	3-Month LIBOR	1.750%	4/10/24	N/R	177,516
203	Catalina Marketing Corporation, First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	128,517
312	Catalina Marketing Corporation, Last Out Term Loan, (cash 5.750%, PIK 9.500%)	5.750%	1-Month LIBOR	9.500%	8/15/23	N/R	50,666
144	CBS Radio, Inc., Term Loan B2	2.652%	1-Month LIBOR	2.500%	11/17/24	BB-	139,530
3,182	Cequel Communications LLC, Term Loan B	2.398%	1-Month LIBOR	2.250%	1/15/26	BB	3,082,069
2,704	Charter Communications Operating Holdings LLC, Term Loan B2	1.900%	1-Month LIBOR	1.750%	2/01/27	BBB-	2,639,374
2,115	Cineworld Group PLC, Term Loan B	2.769%	6-Month LIBOR	2.500%	2/28/25	CCC	1,198,651

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$3,370	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.714%	3-Month LIBOR	3.500%	8/21/26	B1	$3,081,030
962	CSC Holdings LLC, Refinancing Term Loan	2.398%	1-Month LIBOR	2.250%	7/17/25	BB	930,915
2,042	CSC Holdings, LLC, Term Loan B5	2.648%	1-Month LIBOR	2.500%	4/15/27	Ba3	1,984,030
294	Cumulus Media, Inc., Term Loan B	4.750%	3-Month LIBOR	3.750%	3/31/26	B	279,770
493	EW Scripps, Term Loan B2	2.648%	1-Month LIBOR	2.500%	5/01/26	BB+	476,981
415	Gray Television, Inc., Term Loan B2	2.399%	1-Month LIBOR	2.250%	2/07/24	BB+	405,564
361	Houghton Mifflin Harcourt, Term Loan	7.250%	1-Month LIBOR	6.250%	11/22/24	B	337,928
2,515	iHeartCommunications Inc., Term Loan B	3.148%	1-Month LIBOR	3.000%	5/01/26	B+	2,367,963
902	IMG Worldwide, Inc., Term Loan B	2.900%	1-Month LIBOR	2.750%	5/16/25	B3	774,630
1,120	Intelsat Jackson Holdings, S.A., DIP Term Loan, (5), (7)	5.050%	3-Month LIBOR	3.600%	7/13/21	N/R	1,141,845
3,422	Intelsat Jackson Holdings, S.A., Term Loan B, (DD1), (5)	8.000%	Prime	4.750%	11/27/23	N/R	3,449,273
643	LCPR Loan Financing LLC, Term Loan B	5.148%	1-Month LIBOR	5.000%	10/15/26	BB-	644,137
2,585	McGraw-Hill Education Holdings LLC, Term Loan B	5.000%	1-Week LIBOR	4.000%	5/04/22	BB+	2,345,881
289	Meredith Corporation, Incremental Term Loan B	5.250%	1-Month LIBOR	4.250%	1/31/25	BB-	284,454
1,405	Meredith Corporation, Term Loan B2	2.648%	1-Month LIBOR	2.500%	1/31/25	BB-	1,362,644
980	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	2.645%	1-Month LIBOR	2.500%	7/03/25	BB-	941,618
750	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	5.500%	1-Month LIBOR	4.500%	7/06/26	B3	733,125
576	Nexstar Broadcasting, Inc., Term Loan B	2.899%	1-Month LIBOR	2.750%	9/19/26	BB	563,118
1,364	Nexstar Broadcasting, Inc., Term Loan B3	2.402%	1-Month LIBOR	2.250%	1/17/24	BB	1,331,912
831	Sinclair Television Group, Term Loan B2	2.400%	1-Month LIBOR	2.250%	1/03/24	BB+	807,942
1,130	Virgin Media Bristol LLC, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	1,110,225
915	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	899,324
2,767	Ziggo B.V., Term Loan	2.648%	1-Month LIBOR	2.500%	4/30/28	BB	2,662,421
39,060	Total Media						36,333,053
	Multiline Retail – 0.6% (0.4% of Total Investments)
1,495	Belk, Inc., Term Loan, First Lien	7.750%	3-Month LIBOR	6.750%	7/31/25	Caa1	521,171
853	EG America LLC, Term Loan, First Lien	4.220%	3-Month LIBOR	4.000%	2/05/25	B-	821,279
2,348	Total Multiline Retail						1,342,450
	Oil, Gas & Consumable Fuels – 3.4% (2.1% of Total Investments)
721	BCP Renaissance Parent, Term Loan B	4.500%	2-Month LIBOR	3.500%	11/01/24	B+	664,757
920	Buckeye Partners, Term Loan, First Lien	2.897%	1-Month LIBOR	2.750%	11/01/26	BBB-	905,212

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Oil, Gas & Consumable Fuels (continued)
$1,932	California Resources Corporation, DIP Term Loan, (5)	10.000%	1-Month LIBOR	9.000%	1/15/21	Ba1	$1,912,382
328	California Resources Corporation, Term Loan, (5)	0.000%	N/A	N/A	12/31/21	N/R	8,403
2,964	California Resources Corporation, Term Loan B, (5)	0.000%	N/A	N/A	12/31/22	N/R	1,112,122
684	Fieldwood Energy LLC, DIP Term Loan, (5), (7)	9.750%	1-Month LIBOR	8.750%	8/05/21	N/R	687,039
4,791	Fieldwood Energy LLC, Exit Term Loan, (DD1), (5)	0.000%	N/A	N/A	4/11/22	N/R	1,054,090
2,186	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (5)	0.000%	N/A	N/A	4/11/23	N/R	3,345
939	Gulf Finance, LLC, Term Loan B	6.250%	1-Month LIBOR	5.250%	8/25/23	CCC+	669,669
418	Peabody Energy Corporation, Term Loan B	2.898%	1-Month LIBOR	2.750%	3/31/25	B3	134,663
15,883	Total Oil, Gas & Consumable Fuels						7,151,682
	Paper & Forest Products – 0.5% (0.3% of Total Investments)
1,080	Asplundh, Term Loan B	2.640%	1-Month LIBOR	2.500%	9/07/27	N/R	1,078,877
	Personal Products – 1.2% (0.7% of Total Investments)
1,076	Coty, Inc., Term Loan A	1.890%	1-Month LIBOR	1.750%	4/05/23	B	984,274
131	Coty, Inc., Term Loan B	2.390%	1-Month LIBOR	2.250%	4/05/25	B	115,308
2,567	Revlon Consumer Products Corporation, Term Loan B, First Lien, (DD1), (6)	4.250%	3-Month LIBOR	3.500%	9/07/23	C	1,351,820
3,774	Total Personal Products						2,451,402
	Pharmaceuticals – 4.8% (2.9% of Total Investments)
575	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	3.648%	1-Month LIBOR	3.500%	9/28/24	B-	557,489
2,283	Concordia Healthcare Corp, Exit Term Loan	6.500%	1-Month LIBOR	5.500%	9/06/24	B-	2,233,436
479	Elanco Animal Health, Term Loan B	1.899%	1-Month LIBOR	1.750%	8/01/27	Baa3	468,867
759	Endo Health Solutions, Inc., Term Loan B	5.000%	3-Month LIBOR	4.250%	4/29/24	B+	723,691
1,073	Mallinckrodt International Finance S.A., Term Loan B, First Lien, (5)	5.500%	3-Month LIBOR	4.750%	9/24/24	D	993,493
577	Mallinckrodt International Finance S.A., Term Loan, First Lien, (5)	5.750%	3-Month LIBOR	5.000%	2/24/25	D	534,103
500	Milano, Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	B+	492,918
1,561	Valeant Pharmaceuticals International, Inc., Term Loan B	2.899%	1-Month LIBOR	2.750%	11/27/25	BB	1,528,097
2,721	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	3.149%	1-Month LIBOR	3.000%	6/02/25	BB	2,662,426
10,528	Total Pharmaceuticals						10,194,520

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Professional Services – 1.8% (1.1% of Total Investments)
$1,169	Ceridian HCM Holding, Inc., Term Loan B	2.594%	1-Week LIBOR	2.500%	4/30/25	B+	$1,133,449
496	Creative Artists Agency, LLC, Term Loan B	3.898%	1-Month LIBOR	3.750%	11/26/26	B	477,720
746	Dun & Bradstreet Corp.,Term Loan, First Lien	3.906%	1-Month LIBOR	3.750%	2/08/26	BB+	736,299
998	Nielsen Finance LLC, Term Loan B4	2.147%	1-Month LIBOR	2.000%	10/04/23	BBB-	977,908
448	On Assignment, Inc., Term Loan B3	1.898%	1-Month LIBOR	1.750%	4/02/25	BBB-	443,659
3,857	Total Professional Services						3,769,035
	Real Estate Management & Development – 1.4% (0.9% of Total Investments)
1,345	GGP, Initial Term Loan A2	3.148%	1-Month LIBOR	3.000%	8/24/23	BB+	1,188,899
1,750	TNT Crane and Rigging, Inc., Exit Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,793,750
3,095	Total Real Estate Management & Development						2,982,649
	Road & Rail – 2.8% (1.7% of Total Investments)
1,002	Avolon LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	966,431
731	Ceva Group PLC, Term Loan B	5.220%	3-Month LIBOR	5.000%	8/03/25	B+	692,202
1,244	Genesee & Wyoming Inc., Term Loan, First Lien	2.220%	3-Month LIBOR	2.000%	12/30/26	BB+	1,219,428
650	Hertz Corporation, Term Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	604,500
695	Hertz Corporation, Term Loan B1, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	651,079
972	Hertz Corporation, The DIP Term Loan	7.463%	3-Month LIBOR	7.250%	12/31/20	N/R	972,405
953	Quality Distribution, Incremental Term Loan, First Lien	6.500%	3-Month LIBOR	5.500%	8/18/22	B-	922,734
38	Savage Enterprises LLC, Term Loan B	3.150%	1-Month LIBOR	3.000%	8/01/25	BB	37,611
6,285	Total Road & Rail						6,066,390
	Semiconductors & Semiconductor Equipment – 1.3% (0.8% of Total Investments)
439	Cabot Microelectronics, Term Loan B1	2.188%	1-Month LIBOR	2.000%	11/15/25	N/R	435,211
1,615	Lumileds, Term Loan B, (DD1)	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	765,310
464	Microchip Technology, Inc., Term Loan B	2.150%	1-Month LIBOR	2.000%	5/29/25	Baa3	460,437
1,059	ON Semiconductor Corporation, New Replacement Term Loan B4	2.148%	1-Month LIBOR	2.000%	9/19/26	BB+	1,038,591
3,577	Total Semiconductors & Semiconductor Equipment						2,699,549
	Software – 10.5% (6.4% of Total Investments)
594	Autodata Solutions, Term Loan, First Lien	3.645%	1-Month LIBOR	3.500%	5/30/26	BB-	577,772
1,039	Blackboard, Inc., Term Loan B5, First Lien	7.000%	3-Month LIBOR	6.000%	6/30/24	B	1,007,993
1,513	DiscoverOrg LLC, Term Loan B	3.898%	1-Month LIBOR	3.750%	2/01/26	B+	1,493,359
270	Globallogic Holdings, Inc., Incremental Term Loan B2	4.500%	1-Month LIBOR	3.750%	9/14/27	B	265,275
177	Greenway Health, Term Loan, First Lien	4.750%	3-Month LIBOR	3.750%	2/16/24	B-	158,723
1,500	Infoblox, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B-	1,478,625

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$1,075	Informatica LLC, Term Loan, First Lien	3.398%	1-Month LIBOR	3.250%	2/14/27	B1	$1,042,195
1,584	McAfee LLC, Term Loan B	3.895%	1-Month LIBOR	3.750%	9/29/24	BB	1,571,756
788	Micro Focus International PLC, New Term Loan	2.648%	1-Month LIBOR	2.500%	6/21/24	BB-	746,268
5,319	Micro Focus International PLC, Term Loan B	2.648%	1-Month LIBOR	2.500%	6/21/24	BB	5,039,735
817	Micro Focus International PLC, Term Loan B4	5.250%	3-Month LIBOR	4.250%	6/05/25	BB	814,231
1,602	Misys, New Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	6/13/24	BB-	1,515,203
249	Mitchell International, Inc., Initial Term Loan, First Lien	3.398%	1-Month LIBOR	3.250%	11/29/24	B2	238,036
300	Mitchell International, Inc., Initial Term Loan, Second Lien	7.398%	1-Month LIBOR	7.250%	11/30/25	CCC	287,250
693	Perforce Software Inc., Term Loan, First Lien	3.898%	1-Month LIBOR	3.750%	7/01/26	B-	677,050
112	Skillsoft, First-Out Rolled Up Exit Term Loan	8.500%	3-Month LIBOR	7.500%	4/28/21	N/R	113,111
698	Skillsoft, Takeback Second-Out Term Loan	8.500%	3-Month LIBOR	7.500%	4/27/25	B-	693,049
115	Skillsoft, Takeback Second-Out Term Loan	8.500%	3-Month LIBOR	7.500%	12/27/24	B+	115,777
1,158	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B3	1.898%	1-Month LIBOR	1.750%	4/16/25	BB+	1,127,555
813	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B4	1.898%	1-Month LIBOR	1.750%	4/16/25	BB+	792,186
387	Thomson Reuters IP & S, Term Loan B	3.148%	1-Month LIBOR	3.000%	10/31/26	B	377,719
662	TIBCO Software, Inc., Term Loan, First Lien	3.900%	1-Month LIBOR	3.750%	7/03/26	B+	643,732
770	Ultimate Software, Incremental Term Loan	4.750%	3-Month LIBOR	4.000%	5/03/26	B1	767,285
495	Ultimate Software, Term Loan, First Lien	3.895%	1-Month LIBOR	3.750%	5/03/26	B1	487,506
296	Xperi Holding Corp, Term Loan B	4.148%	1-Month LIBOR	4.000%	6/01/25	BB-	287,240
23,026	Total Software						22,318,631
	Specialty Retail – 2.3% (1.4% of Total Investments)
500	Academy, LTD., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	495,000
567	Petco Animal Supplies, Inc., Term Loan B1	4.250%	3-Month LIBOR	3.250%	1/26/23	B3	529,032
1,197	Petsmart Inc., Term Loan B	4.000%	3-Month LIBOR	3.000%	3/11/22	B	1,193,886
2,472	Petsmart Inc., Term Loan B, First Lien	4.500%	3-Month LIBOR	3.500%	3/11/22	B	2,451,864
308	Staples, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	284,375
5,044	Total Specialty Retail						4,954,157
	Technology Hardware, Storage & Peripherals – 4.5% (2.8% of Total Investments)
750	Ahead, Term Loan B	6.000%	3-Month LIBOR	5.000%	10/16/27	B1	721,249
1,025	BMC Software, Inc., Term Loan B	4.398%	1-Month LIBOR	4.250%	10/02/25	B2	998,702
1,021	Conduent, Inc., Term Loan A	1.898%	1-Month LIBOR	1.750%	12/07/22	BB-	976,768

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Technology Hardware, Storage & Peripherals (continued)
$5,036	Dell International LLC, Refinancing Term Loan B1	2.750%	1-Month LIBOR	2.000%	9/19/25	Baa3	$4,989,797
495	NCR Corporation, Term Loan B	2.650%	1-Month LIBOR	2.500%	8/28/26	BB+	480,976
400	Tech Data Corporation, Asset Based Term Loan	3.652%	1-Month LIBOR	3.500%	7/01/25	BBB-	400,400
1,065	Tempo Acquisition, LLC, Extended Term Loan B	3.750%	1-Month LIBOR	3.250%	10/31/26	B1	1,032,499
9,792	Total Technology Hardware, Storage & Peripherals						9,600,391
	Trading Companies & Distributors – 0.4% (0.3% of Total Investments)
345	Hayward Industries, Inc., Initial Term Loan, First Lien	3.648%	1-Month LIBOR	3.500%	8/04/24	B	336,651
576	Univar, Inc., Term Loan B	2.398%	1-Month LIBOR	2.250%	7/01/24	BB+	565,257
921	Total Trading Companies & Distributors						901,908
	Transportation Infrastructure – 0.2% (0.1% of Total Investments)
491	Atlantic Aviation FBO Inc., Term Loan	3.900%	1-Month LIBOR	3.750%	12/06/25	BB-	481,835
	Wireless Telecommunication Services – 0.5% (0.3% of Total Investments)
646	Asurion LLC, Term Loan B4	3.148%	1-Month LIBOR	3.000%	8/04/22	Ba3	637,302
735	Windstream Corporation, Term Loan, (5)	5.087%	Prime	3.000%	4/24/21	N/R	449,574
1,381	Total Wireless Telecommunication Services						1,086,876
$322,054	Total Variable Rate Senior Loan Interests (cost $312,631,042)						292,623,220

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 16.1% (9.9% of Total Investments)
	Aerospace & Defense – 0.6% (0.4% of Total Investments)
$775	Bombardier Inc, 144A	5.750%	3/15/22	B	$736,250
540	Bombardier Inc, 144A	6.000%	10/15/22	B	490,050
1,315	Total Aerospace & Defense				1,226,300
	Auto Components – 0.9% (0.6% of Total Investments)
1,105	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	1,057,905
810	Adient US LLC, 144A	9.000%	4/15/25	Ba3	890,757
1,915	Total Auto Components				1,948,662
	Chemicals – 0.2% (0.1% of Total Investments)
345	Olin Corp, 144A	9.500%	6/01/25	BB-	408,004
	Communications Equipment – 1.6% (1.0% of Total Investments)
2,745	Intelsat Jackson Holdings SA, (5)	5.500%	8/01/23	N/R	1,609,256
3,030	Intelsat Jackson Holdings SA, 144A, (5)	9.750%	7/15/25	N/R	1,893,750
5,775	Total Communications Equipment				3,503,006

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Diversified Consumer Services – 0.1% (0.1% of Total Investments)
$300	Kronos Acquisition Holdings Inc, 144A	9.000%	8/15/23	Caa1	$303,750
	Diversified Financial Services – 0.6% (0.3% of Total Investments)
1,180	PetSmart Inc, 144A	7.125%	3/15/23	CCC+	1,165,250
	Diversified Telecommunication Services – 0.8% (0.5% of Total Investments)
750	Avaya Inc, 144A	6.125%	9/15/28	BB-	769,688
535	Consolidated Communications Inc	6.500%	10/01/22	CCC+	535,000
340	Windstream Escrow LLC / Windstream Escrow Finance Corp, 144A	7.750%	8/15/28	B	328,525
1,625	Total Diversified Telecommunication Services				1,633,213
	Electric Utilities – 4.5% (2.8% of Total Investments)
1,735	Bruce Mansfield Unit 1 2007 Pass-Through Trust, (5)	6.850%	6/01/34	N/R	2,169
418	Pacific Gas and Electric Co	3.850%	11/15/23	BBB-	439,827
258	Pacific Gas and Electric Co	3.450%	7/01/25	BBB-	268,186
2,805	Pacific Gas and Electric Co	3.150%	1/01/26	BBB-	2,864,083
235	Pacific Gas and Electric Co	3.300%	12/01/27	BBB-	237,539
257	Pacific Gas and Electric Co	3.750%	7/01/28	BBB-	264,600
260	Pacific Gas and Electric Co	4.550%	7/01/30	BBB-	279,002
2,805	Pacific Gas and Electric Co	4.500%	7/01/40	BBB-	2,881,696
1,615	Pacific Gas and Electric Co	4.750%	2/15/44	BBB-	1,665,914
450	Pacific Gas and Electric Co	4.250%	3/15/46	BBB-	437,275
260	Pacific Gas and Electric Co	4.950%	7/01/50	BBB-	273,416
11,098	Total Electric Utilities				9,613,707
	Energy Equipment & Services – 0.4% (0.2% of Total Investments)
420	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	431,760
975	Nabors Industries Ltd, 144A	7.250%	1/15/26	B2	380,250
1,395	Total Energy Equipment & Services				812,010
	Entertainment – 0.2% (0.1% of Total Investments)
810	AMC Entertainment Holdings Inc, 144A	10.500%	4/15/25	CCC	435,375
	Equity Real Estate Investment Trust – 0.8% (0.5% of Total Investments)
1,620	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	BB+	1,717,200
	Gas Utilities – 0.8% (0.5% of Total Investments)
1,610	Ferrellgas LP / Ferrellgas Finance Corp, 144A	10.000%	4/15/25	B3	1,756,912
	Health Care Providers & Services – 0.4% (0.2% of Total Investments)
480	AHP Health Partners Inc, 144A	9.750%	7/15/26	CCC+	508,800
65	HCA Inc	5.375%	2/01/25	Ba2	71,976
165	Tenet Healthcare Corp	4.625%	7/15/24	BB-	167,789

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Health Care Providers & Services (continued)
$90	Tenet Healthcare Corp, 144A	6.250%	2/01/27	B1	$93,448
800	Total Health Care Providers & Services				842,013
	Hotels, Restaurants & Leisure – 0.2% (0.1% of Total Investments)
129	1011778 BC ULC / New Red Finance Inc, 144A	5.000%	10/15/25	B+	132,238
235	Carnival Corp, 144A	11.500%	4/01/23	BB+	259,675
364	Total Hotels, Restaurants & Leisure				391,913
	IT Services – 0.2% (0.1% of Total Investments)
430	Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho, 144A	10.000%	11/30/24	CCC+	453,736
	Media – 1.8% (1.1% of Total Investments)
1,117	AMC Entertainment Holdings Inc, 144A, (cash 10.000%, PIK 12.000%)	12.000%	6/15/26	C	61,435
95	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.375%	5/01/25	BB+	97,565
1,190	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB-	1,154,300
1	iHeartCommunications Inc	6.375%	5/01/26	B+	1,340
574	iHeartCommunications Inc	8.375%	5/01/27	CCC+	559,470
1,380	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	1,362,143
245	Intelsat Luxembourg SA, (5)	8.125%	6/01/23	N/R	7,963
635	Univision Communications Inc, 144A	9.500%	5/01/25	B	687,387
5,237	Total Media				3,931,603
	Oil, Gas & Consumable Fuels – 1.3% (0.8% of Total Investments)
185	Ascent Resources Utica Holdings LLC / ARU Finance Corp, 144A	10.000%	4/01/22	B	185,000
1,715	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	1,440,600
230	CITGO Petroleum Corp, 144A	6.250%	8/15/22	BB	215,625
595	CITGO Petroleum Corp, 144A	7.000%	6/15/25	BB	551,862
300	MEG Energy Corp, 144A	7.000%	3/31/24	B+	285,000
3,025	Total Oil, Gas & Consumable Fuels				2,678,087
	Pharmaceuticals – 0.5% (0.3% of Total Investments)
437	Advanz Pharma Corp Ltd	8.000%	9/06/24	B-	428,260
269	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	9.500%	7/31/27	CCC+	288,559
340	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	CCC+	262,650
134	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B+	142,040
1,180	Total Pharmaceuticals				1,121,509
	Specialty Retail – 0.1% (0.1% of Total Investments)
250	PetSmart Inc, 144A	8.875%	6/01/25	CCC+	251,250

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Wireless Telecommunication Services – 0.1% (0.1% of Total Investments)
$575	Intelsat Connect Finance SA, 144A, (5)	9.500%	2/15/23	N/R	$155,250
$40,849	Total Corporate Bonds (cost $39,038,122)				34,348,750

Shares	Description (1)	Value
	COMMON STOCKS – 2.4% (1.5% of Total Investments)
	Diversified Consumer Services – 0.0% (0.0% of Total Investments)
12,578	Cengage Learning Holdings II Inc, (8), (9)	$62,261
	Electric Utilities – 0.4% (0.2% of Total Investments)
37,457	Energy Harbor Corp, (8), (9), (10)	749,140
	Energy Equipment & Services – 0.0% (0.0% of Total Investments)
40,007	Transocean Ltd	26,825
5,623	Vantage Drilling International, (8), (9)	9,373
	Total Energy Equipment & Services	36,198
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
35,750	Millennium Health LLC, (6), (9)	39,682
33,563	Millennium Health LLC, (6), (9)	33,899
	Total Health Care Providers & Services	73,581
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
5,388	Catalina Marketing Corp, (8), (9)	674
	Marine – 0.0% (0.0% of Total Investments)
430	ACBL HLDG CORP, (8), (9)	16,125
	Media – 1.2% (0.8% of Total Investments)
363,854	Clear Channel Outdoor Holdings Inc, (9)	325,285
40,449	Cumulus Media Inc, (9)	204,672
775,233	Hibu plc, (8), (9)	93,028
182,131	iHeartMedia Inc, (9)	1,497,117
6,268	Metro-Goldwyn-Mayer Inc, (8), (9)	464,095
14,825	Tribune Co, (6)	15
	Total Media	2,584,212
	Oil, Gas & Consumable Fuels – 0.1% (0.1% of Total Investments)
12,452	Whiting Petroleum Corp, (9)	181,799
	Pharmaceuticals – 0.0% (0.0% of Total Investments)
7,999	Advanz Pharma Corp Ltd, (9)	38,955
	Software – 0.7% (0.4% of Total Investments)
15,069	Avaya Holdings Corp	259,187
6,535	SkillSoft Corp, (8), (9)	1,110,950

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Software (continued)
265	SkillSoft Corp, (8), (9)	$60,950
389	SkillSoft Corp, (6), (9)	—
779	SkillSoft Corp, (6), (9)	1
	Total Software	1,431,088
	Total Common Stocks (cost $14,577,294)	5,174,033

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.1% (0.1% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)
7,052	Fieldwood Energy Inc, (8), (9)	$71
1,425	Fieldwood Energy Inc, (8), (9)	14
	Communications Equipment – 0.1% (0.1% of Total Investments)
156,013	Windstream Holdings Inc, (8)	156,013
	Total Common Stock Rights (cost $156,013)	156,098

Shares	Description (1)	Value
	WARRANTS – 0.1% (0.0% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
11,806	Avaya Holdings Corp, (8)	$15,584
	Marine – 0.1% (0.0% of Total Investments)
452	ACBL HLDG CORP, (8)	16,950
1,682	ACBL HLDG CORP, (8)	44,573
1,279	ACBL HLDG CORP, (8)	41,567
3,413	Total Marine	103,090
	Total Warrants (cost $1,199,219)	118,674

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.0% (0.0% of Total Investments)
	Marine – 0.0%
1,600	ACBL HLDG CORP, (8)	0.000%	N/R	$42,400
1,821	ACBL HLDG CORP, (8)	0.000%	N/R	59,182
	Total Marine			101,582
	Total Convertible Preferred Securities (cost $97,140)			101,582
	Total Long-Term Investments (cost $367,698,830)			332,522,357

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 6.7% (4.1% of Total Investments)
	INVESTMENT COMPANIES – 6.7% (4.1% of Total Investments)
14,364,055	BlackRock Liquidity Funds T-Fund, (11)	0.000% (12)	$14,364,055
	Total Short-Term Investments (cost $14,364,055)		14,364,055
	Total Investments (cost $382,062,885) – 162.4%		346,886,412
	Borrowings – (38.5)% (13), (14)		(82,200,000)
	Term Preferred Shares, net of deferred offering costs – (18.5)% (15)		(39,538,413)
	Other Assets Less Liabilities – (5.4)%		(11,499,335)
	Net Assets Applicable to Common Shares – 100%		$213,648,664
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$291,269,404	$1,353,816	$292,623,220
Corporate Bonds	—	34,348,750	—	34,348,750
Common Stocks	2,533,840	2,566,596	73,597	5,174,033
Common Stock Rights	—	156,098	—	156,098
Warrants	—	118,674	—	118,674
Convertible Preferred Securities	—	101,582	—	101,582
Short-Term Investments:
Investment Companies	14,364,055	—	—	14,364,055
Total	$16,897,895	$328,561,104	$1,427,413	$346,886,412

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(10)	Common Stock received as part of the bankruptcy settlements for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(11)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(12)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(13)	Borrowings as a percentage of Total Investments is 23.7%.
(14)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(15)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.4%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.